UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22533

                         Duff & Phelps Global Utility Income Fund Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500

                                                       Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
Duff & Phelps Global Utility Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-368-5510

Date of fiscal year end:   October 31

Date of reporting period:   July 31, 2015

Item 1. Schedule of Investments.

See the Statement of Net Assets below.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS

July 31, 2015

(Unaudited)

Shares	Description	Value (Note 1)
COMMON STOCKS & MLP INTERESTS—127.5%
	¢ ELECTRIC, GAS AND WATER—64.1%
578,000	DTE Energy Co.	$46,505,880
21,937,500	Duet Group (Australia)	35,277,542
441,000	Duke Energy Corp.	32,731,020
1,322,000	Fortum OYJ (Finland)	23,230,171
5,792,000	National Grid plc (United Kingdom)	77,163,351
1,755,000	PPL Corp.	55,826,550
2,829,000	Scottish & Southern Energy plc (United Kingdom)	66,931,132
925,000	Southern Co.	41,375,250
4,116,500	United Utilities Group plc (United Kingdom)	57,342,360
564,000	WEC Energy Group, Inc.	27,636,000
830,000	Westar Energy, Inc.	31,249,500

		495,268,756

	¢ OIL & GAS STORAGE AND TRANSPORTATION—42.6%
4,287,455	APA Group (Australia)	28,424,666
247,184	DCP Midstream Partners LP	7,712,141
688,861	Enbridge Energy Partners LP	21,650,901
536,346	Energy Transfer Partners LP	27,460,915
802,800	Enterprise Products Partners LP	22,743,324
280,500	Genesis Energy LP	12,451,395
1,431,854	Kinder Morgan, Inc.	49,599,423
350,000	Knot Offshore Partners LP (Marshall Islands)	5,463,500
367,500	MarkWest Energy Partners LP	24,049,200
285,716	NuStar Energy LP	16,162,954
502,465	Targa Resources Partners LP	18,812,290
278,834	TC Pipelines LP	15,977,188
387,020	Teekay LNG Partners LP (Marshall Islands)	10,646,920
384,919	Teekay Offshore Partners LP (Marshall Islands)	6,655,249
600,000	TransCanada Corp. (Canada)	23,319,188
814,270	Williams Partners LP	37,562,275

		328,691,529

	¢ TELECOMMUNICATIONS—20.8%
1,119,440	Communications Sales & Leasing, Inc.	23,340,324
4,154,000	Frontier Communications Corp.	19,606,880
15,565,000	Spark New Zealand Ltd. (New Zealand)	30,412,431
7,351,000	TeliaSonera AB (Sweden)	44,693,535
7,610,000	Telstra Corp., Ltd. (Australia)	36,100,886
1,303,612	Windstream Holdings, Inc.	6,322,518

		160,476,574

	Total Common Stocks & MLP Interests (Cost $892,900,837)	984,436,859

SHORT-TERM INVESTMENTS—4.1%
	¢ MONEY MARKET MUTUAL FUND—4.1%
31,659,739	Fidelity Institutional Money Market Portfolio I (Seven-day effective yield 0.130%)	31,659,739

	Total Short-Term Investments (Cost $31,659,739)	31,659,739

TOTAL INVESTMENTS—131.6%(1)
(Cost $924,560,576)		$1,016,096,598

The accompanying notes are an integral part of this financial statement.

1

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

July 31, 2015

(Unaudited)

Borrowings—(33.7)%	(260,000,000)
Other assets less other liabilities—2.1%	16,218,741

NET ASSETS APPLICABLE TO COMMON STOCK—100.0%	$772,315,339

(1)	All or a portion of the total investments have been pledged as collateral for borrowings.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of this financial statement.

2

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

July 31, 2015

(Unaudited)

SECTOR ALLOCATION *

Electric, Gas and Water	49%
Oil & Gas Storage and Transportation	32
Telecommunications	16
Other (includes short-term investments)	3
Total	100%

COUNTRY WEIGHTINGS *

United States	56%
United Kingdom	20
Australia	10
Sweden	5
New Zealand	3
Canada	2
Finland	2
Marshall Islands	2
Total	100%

CURRENCY EXPOSURE *

United States Dollar	58%
British Pound	20
Australian Dollar	10
Swedish Krona	5
New Zealand Dollar	3
Canadian Dollar	2
Euro	2
Total	100%

*	Percentages are based on total investments rather than net assets applicable to common stock.

The accompanying notes are an integral part of this financial statement.

3

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

July 31, 2015

(Unaudited)

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2015:

Level 1
Common stocks & MLP interests	$984,436,859
Money market mutual fund	31,659,739

Total	$1,016,096,598

There were no Level 2 or Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at July 31, 2015.

Note 2. Federal Income Tax Information

At October 31, 2014, the Fund’s most recent fiscal tax year-end, the federal tax cost and aggregate gross unrealized appreciation (depreciation) were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Investments	$878,208,288	$310,393,073	$(8,318,776)	$302,074,297

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to investments in MLPs.

Other information regarding the Fund is available on the Fund’s website at www.dpgfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Duff & Phelps Global Utility Income Fund Inc.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date    09/22/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date    09/22/15

By (Signature and Title)* /s/ Alan M. Meder
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial Officer)

Date    09/22/15